May 11, 2012

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-3628

Attention:             Tia L. Jenkins
                                Senior Assistant Chief Accountant
                                Office of Beverages, Apparel and Mining

Re:           Emgold Mining Corporation
                Form 20-F for Fiscal Year Ended December 31, 2011
                Filed April 30, 2012
                File No. 000-51411

Dear Ms. Jenkins:

We have filed herewith an amendment to the above-referenced Form 20-F annual report for Emgold Mining Corporation (the “Company”), which has been revised as requested in your letter to the Company dated May 2, 2012.

We additionally acknowledge that the Company is responsible for the adequacy and accuracy of the disclosures in its filing; staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

“Ken Yurichuk”

Kenneth Yurichuk
Chief Financial Officer
Tel (905) 271-5505

cc:           Blaise Rhodes, Staff Accountant
                Brian K. Bhandari, Branch Chief
                David Watkinson, Chief Executive Officer